Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	€ 256,378	€ 208,353
Restricted cash	0	103
Accounts receivable, net of allowance for credit losses of €348 and €658 at December 31, 2020 and December 31, 2021, respectively	23,707	11,642
Accounts receivable, related party	16,506	2,969
Short-term investments	0	19,448
Tax receivable	3,527	7,839
Prepaid expenses and other current assets	10,273	10,438
Total Current Assets	310,391	260,792
Property and equipment, net	15,905	26,682
Operating lease right-of-use assets	48,323	86,810
Deferred income taxes	26	1
Other long-term assets	3,250	4,399
Intangible assets, net	170,085	169,550
Goodwill	286,539	282,664
TOTAL ASSETS	834,519	830,898
Current liabilities:
Accounts payable	14,053	6,755
Income taxes payable	4,358	102
Deferred revenue	2,174	2,750
Payroll liabilities	3,289	2,983
Accrued expenses and other current liabilities	16,323	14,934
Operating lease liability	2,269	7,188
Total Current Liabilities	42,466	34,712
Operating lease liability	45,267	85,979
Deferred income taxes	49,810	42,176
Other long-term liabilities	3,192	3,514
Commitments and contingencies (Note 14)
Stockholders' equity:
Reserves	835,839	798,017
Contribution from Parent	122,307	122,307
Accumulated other comprehensive income	36	4
Accumulated deficit	(427,378)	(438,082)
Total stockholders' equity	693,784	664,517
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	834,519	830,898
Common Class A
Stockholders' equity:
Common stock	5,802	3,358
Common Class B
Stockholders' equity:
Common stock	€ 157,178	€ 178,913